May 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company DC Variable Account I (“Registrant”)
	033-19946	HV-1524 - Group Variable Annuity Contracts
	033-19947	HV-1009 - Group Variable Annuity Contracts
	033-19949	HV-1009 - Group Variable Annuity Contracts

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
	033-19943	HV-1531 - NQ Variable Account
	033-19946	HV-1524 - Group Variable Annuity Contracts
	033-19947	HV-1009 - Group Variable Annuity Contracts
	033-19948	HV-1008 - Variable Account QP
	033-19949	HV-1009 - Group Variable Annuity Contracts
	033-59541	HV-2025 - Group Variable Annuity Contracts

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2019.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered

Retirement Products & Mutual Funds

Massachusetts Mutual Life Insurance Company,

Administrator and exclusive agent of Talcott

Resolution Life Insurance Company